Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss for the period	$ (48,886)	$ (38,173)
Adjustments for the following items:
Depletion and amortization	24,091	20,849
Income tax expense (recovery)	679	(2,060)
Accretion and decommissioning costs	616	587
Share-based payments	1,454	2,029
Non-cash expenses from common shares and warrants issued	769	872
Provision on other long-term liabilities	(4)	94
Interest and financing expense	3,886	3,773
Net charges on post-employment benefit obligations	(946)	446
Inventory write-downs	(1,299)	(1,725)
Impairment to property, plant and equipment	0	6,000
Gain on disposal of assets	18	402
Loss on metals contract liability	(10,065)	(3,396)
Other loss (gain) on derivatives	(164)	120
Fair value loss on royalty payable	(875)	(760)
Gain on government loan forgiveness	5,956	224
Changes in non-cash working capital items:
Trade and other receivables	2,382	2,066
Inventories	(3,346)	(3,267)
Prepaid expenses	(35)	198
Trade and other payables	3,887	214
Net cash used in operating activities	(3,068)	(1,013)
Investing activities
Expenditures on property, plant and equipment	18,850	19,941
Proceeds from disposal of assets	0	1,808
Net cash used in investing activities	(18,850)	(18,133)
Financing activities
Pre-payment facility	250	(2,250)
Credit facility	9,372	0
Lease payments	679	2,681
Promissory notes, net	4,275	(1,775)
Equity offering, net	(5,026)	0
At-the-market offerings	0	2,310
Financing from convertible debenture	0	7,479
Non-brokered private placements	(9,243)	(768)
Private placement of subscription receipts	33,431	0
Acquisition of non-controlling interests	(9,989)	0
Metals contract liability, net	8,079	(1,101)
Royalty agreement, net	2,061	(3,187)
Proceeds from exercise of warrants	620	0
Contribution from non-controlling interests	2,762	4,357
Net cash generated from financing activities	35,121	20,324
Effect of foreign exchange rate changes on cash	4,738	(1,081)
Increase in cash and cash equivalents	17,941	97
Cash and cash equivalents, beginning of year	2,061	1,964
Cash and cash equivalents, end of year	20,002	2,061
Interest paid during the year	$ 3,240	$ 2,291